Lease Obligation (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure of maturity analysis of operating lease payments [abstract]
Disclosure of maturity analysis of operating lease payments [Table Text Block]
2021	$218,252
2022	222,556
2023	229,181
2024	233,563
2025	63,280

Total future lease payments as at August 31, 2020	966,832
Amounts representing interest	99,365

Present value of future lease payments	867,467
Current portion of lease obligation	178,893

Non-current portion of lease obligation	$688,574